John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

July 6, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Institutional Series Trust – (the “Registrant”)

on behalf of Independence Diversified Core Equity Fund II Class I Prospectus;

File Nos. 811-8852; 33-86102; (0000932683)

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Prospectus listed above and the form of the Statement of Additional Information, each dated July 1, 2007 for the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j), does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary